Segment Information - Disclosure of Contribution of Revenue More than 10% from Geographical Areas (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of operating segments [line items]
Revenue	₨ 619,430	$ 8,469	₨ 610,232	₨ 585,845
Operating Segments [member]
Disclosure of operating segments [line items]
Revenue	622,425		613,401	589,060
Operating Segments [member] | Revenue greater than 10% percent benchmark
Disclosure of operating segments [line items]
Revenue	403,861		403,748	374,869
Operating Segments [member] | United States of America [member]
Disclosure of operating segments [line items]
Revenue	336,009		338,490	315,301
Operating Segments [member] | United Kingdom [member]
Disclosure of operating segments [line items]
Revenue	₨ 67,852		₨ 65,258	₨ 59,568